Other liabilities and tax payable - other liabilities by due date (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other liabilities (excluding Accrued expenses, deferred income and service contract liability)	€ 5,620	€ 5,940
Due within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other liabilities (excluding Accrued expenses, deferred income and service contract liability)	5,398	5,706
Due between one and five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other liabilities (excluding Accrued expenses, deferred income and service contract liability)	201	221
Due beyond five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other liabilities (excluding Accrued expenses, deferred income and service contract liability)	21	13
Total due after one year (non-current)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other liabilities (excluding Accrued expenses, deferred income and service contract liability)	€ 222	€ 234